LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Details) (USD $)			12 Months Ended	0 Months Ended	12 Months Ended		3 Months Ended			12 Months Ended						12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended					12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended							12 Months Ended			12 Months Ended									12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended					0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 PSVs [Member] Subsequent Event [Member]	Feb. 14, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Mar. 31, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Subsequent Event [Member]	Jan. 23, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Subsequent Event [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Minimum [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Maximum [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2010 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2010 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche B [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche B [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Maximum [Member] Tranche B [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Dec. 31, 2011 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Nov. 24, 2004 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Pushboats [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Oceangoing Barges [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] River Barges [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member]	Dec. 31, 2011 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member]	Dec. 23, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd [Member] Payment Guarantee [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Dec. 31, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Dec. 31, 2011 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Dec. 31, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche A [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche A [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche B [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 28, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Jan. 17, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Tranche A [Member]	Dec. 31, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Minimum [Member]	Dec. 31, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Maximum [Member]	Oct. 31, 2007 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member] PSV UP Onyx [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member] PSV UP Pearl [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2010 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB AG [Member]	Dec. 31, 2011 Ingatestone Holdings Inc. DVB AG [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]	Dec. 31, 2011 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]	Dec. 31, 2009 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2011 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Standby Letters of Credit [Member]	Dec. 31, 2009 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Standby Letters of Credit [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	May 21, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2011 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 21, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Minimum [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Maximum [Member]	Dec. 31, 2012 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2007 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2011 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Payment Guarantee [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Maximum [Member]	Dec. 31, 2012 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2007 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2011 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Payment Guarantee [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Maximum [Member]	Dec. 31, 2012 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2007 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2011 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Payment Guarantee [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Maximum [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Minimum [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Maximum [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Pushboats [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Barges [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Re-bottoming Barges [Member]	Jan. 26, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Pushboats [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Barges [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Re-bottoming Barges [Member]	Dec. 31, 2012 UABL Paraguay and Riverpar S.A., OFID and IFC [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Dec. 31, 2011 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche A [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche B [Member]	Oct. 29, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Subsequent Event [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Subsequent Event [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member] First Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member] Second Advances [Member]	Dec. 31, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 31, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 31, 2011 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 21, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 28, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Minimum [Member]	Dec. 28, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Maximum [Member]
Debt Instrument [Line Items]
Nominal value, current	$ 129,031,000	$ 21,504,000																				$ 0						$ 80,000,000					$ 900,000							$ 12,575,000									$ 2,000,000					$ 3,333,000			$ 5,639,000		$ 5,175,000			$ 1,110,000				$ 1,108,000							$ 2,174,000							$ 1,304,000							$ 3,044,000								$ 1,765,000								$ 1,176,000					$ 2,084,000																										$ 5,644,000
Nominal value, noncurrent	388,521,000	491,489,000																				180,000,000						0					5,950,000							29,650,000									11,000,000					30,833,000			8,161,000		0			14,708,000				5,438,000							20,652,000							12,391,000							28,913,000								13,235,000								8,824,000					18,766,000																										0
Total	517,552,000	512,993,000												17,250,000			34,500,000					180,000,000	180,000,000					80,000,000	80,000,000				6,850,000		7,750,000					42,225,000		38,250,000							13,000,000	15,000,000	62,075,000			34,166,000	37,500,000		13,800,000	15,525,000	5,175,000	15,525,000		15,818,000	16,928,000			6,546,000			9,303,000				22,826,000			25,000,000				13,695,000			15,000,000				31,957,000			35,000,000				15,000,000	15,000,000							0	10,000,000				93,478,000	20,850,000		0																								5,644,000		7,212,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	129,031,000
2014	208,716,000
2015	24,098,000
2016	49,091,000
2017	40,022,000
Thereafter	66,594,000
Total	517,552,000	512,993,000												17,250,000			34,500,000					180,000,000	180,000,000					80,000,000	80,000,000				6,850,000		7,750,000					42,225,000		38,250,000							13,000,000	15,000,000	62,075,000			34,166,000	37,500,000		13,800,000	15,525,000	5,175,000	15,525,000		15,818,000	16,928,000			6,546,000			9,303,000				22,826,000			25,000,000				13,695,000			15,000,000				31,957,000			35,000,000				15,000,000	15,000,000							0	10,000,000				93,478,000	20,850,000		0																								5,644,000		7,212,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument															93,600,000			60,000,000		33,600,000				180,000,000						80,000,000						15,000,000		13,000,000	2,000,000				61,306,000					25,000,000								40,000,000					18,730,000				21,500,000					13,616,000				25,000,000							15,000,000							35,000,000						15,000,000								10,000,000							42,000,000		21,000,000	21,000,000								84,000,000		21,000,000			21,000,000			21,000,000			21,000,000						20,200,000
Average undrawn amount of debt instrument considered for commitment fees																																								10,000,000
Interest Rate (in hundredths)																								9.00%						7.25%																															3.00%									6.38%	1.63%	6.38%																								4.16%	4.42%
Maturity date					Feb. 15, 2017																	Nov. 24, 2014																		Dec. 31, 2016					Feb. 29, 2016				Nov. 30, 2017																	Feb. 28, 2017																																																				Oct. 29, 2017																Apr. 13, 2013
Percentage of debt instrument matures on March 29, 2013 (in hundredths)																																								50.00%
Percentage of debt instrument matures on June 30, 2013 (in hundredths)																																								50.00%
Number of vessels			4																						13	2	337																																																																							9	64	50				9	64	50
Repurchase price percentage (in hundredths)						100.00%																101.00%
Net book value of asset pledged																						67,700,000																											84,700,000					50,900,000								24,500,000				14,100,000																																									113,000,000																											6,430,000
Loan security shortfall included in other current liabilities	13,470,000	13,614,000																																																																200,000
Conversion ratio of convertible debt (in shares)				163.1321		133.1691				163.1321
Principal amount of convertible notes used in conversion rate				1		1
Conversion price (in dollars per share)				$ 6.13		$ 7.51			$ 6.13
Number of consecutive trading days						20 days
Weighted average conversion price (in dollars per share)				$ 2.76		$ 6.13
Conversion price percentage (in hundredths)						122.50%
Percentage of common stock sales price that convertible debt may be redeemed (in hundredths)						130.00%
Percentage of convertible notes that may be redeemed (in hundredths)						100.00%
Convertible notes payable					80,000,000
Repurchase of debt								80,000,000
Loss on extinguishment of debt							2,800,000				940,000
Outstanding loan amount											18,975,000																																														13,800,000		5,175,000
Term of note																																					120 months																								17 years
Basis spread on variable rate (in hundredths)																		3.00%		2.00%																		1.20%			3.50%			1.20%				1.50%								3.00%														1.20%								1.875%	3.25%						1.875%	3.25%						1.875%	3.25%	3.65%								3.65%							4.00%										4.00%															1.25%				1.50%	3.00%
Maturity date, description																																																			Matures $5,000 the earlier of delivery of our PSV UP Pearl and February 28, 2013 and $5,000 the earlier of delivery of our PSV UP Onyx and September 30, 2013.
Debt instrument maturity amount related to vessel delivery																																																				5,000,000	5,000,000
Re-borrowed amount																																									10,000,000
Proceeds from debt											6,825,000																													8,275,000																																																													10,000,000												20,850,000		20,850,000
Prepayment amount of loan																																												18,750,000													10,275,000		12,075,000									1,849,000																																														20,850,000
Number of tranches													2																					2																																																																										2									4
Debt instrument, periodic payment																288,000			420,000																		75,000									1,075,000	1,325,000									417,000					93,000						227,000																											882,000								588,000						521,000									521,000
Balloon payment																																						4,000,000						17,300,000				5,000,000						6,667,000													2,687,000																																										10,425,000											10,425,000
Balloon payment percentage (in hundredths)																																																																																																																								50.00%
Weighted average interest rate (in hundredths)																																	1.44%							1.67%									1.97%					4.20%												3.11%							4.11%							4.11%							4.11%								4.32%																																							1.73%
Effective interest rate, minimum (in hundredths)																																	1.34%							1.59%									1.93%					4.14%																			3.94%							3.94%							3.94%																																															1.67%
Effective interest rate, maximum (in hundredths)																																	1.53%							1.74%									2.05%					4.26%																			4.44%							4.44%							4.44%																																															1.78%
Debt instrument, reduced periodic payment																																																388,000
Number of installments of $750																																																8
Installment amount for first two years of debt instrument																																																750,000
Number of installments of $500																																																24
Installment amount for years three through eight of debt instrument																																																500,000
Number of installments of $250																																																8
Installment amount for years nine and ten of debt instrument																																																250,000
Term of contract																																																	12 months							12 months											12 months																																																																				12 months
Percentage of collateral to loan balance (in hundredths)																																																	133.30%						66.70%	133.30%								133.30%			125.00%																																																		60.00%																		130.00%
Minimum employment period																																																																																																																					3 years
Period installment payments commence																																																																																																																					3 months
Commitment fee percentage (in hundredths)											1.50%	0.50%																												1.75%																																																																													1.60%
Amount available for each ship																		15,000,000
Reduced basis spread on variable rate (in hundredths)																		2.00%
Single amount of advances, maximum																					8,400,000																																			20,000,000
Aggregate amount of advances																																																																																																																											5,000,000	16,000,000		5,000,000	16,000,000		5,000,000	16,000,000		5,000,000	16,000,000
Number of installments																			20																																					32					204																																															20									20
Required available cash per financial covenants											5,000,000																				20,000,000																									5,000,000					5,000,000
Required equity ratio per financial covenants (in hundredths)											30.00%																				20.00%																									30.00%					30.00%																																																							10.00%		20.00%
Required equity per financial covenants											75,000,000																				150,000,000																							75,000,000							75,000,000
Required ratio of consolidated EBITDA to consolidated debt service											1.5																																													1.5					1.5
Number of quarters											4																																																		4													4																				4								4														4																			4
Financing fee percentage (in hundredths)																																																																	1.50%
Annual commission fee percentage (in hundredths)																																																																	2.00%
Debt instrument, settlement fee percentage (in hundredths)																																																																	1.00%
Number of advances																																																								2																																																				2									2
Required ratio of financial indebtedness to tangible net worth per financial covenants																																																																																																																																							2.5
Required ratio of EBITDA to interest expense per financial covenants																																																																																																																																							2.0
Installment amount for first nine payments																																																																											1,087,000						652,000							1,522,000
Number of installments of $1,087																																																																											9
Number of installments of $1,902																																																																											8
Number of installments of $1,522																																																																																									9
Number of installments of $652																																																																																		9
Number of installments of $2,663																																																																																									8
Number of installments of $1,141																																																																																		8
Installment amount for last eight payments																																																																										1,902,000							1,141,000							2,663,000
Required ratio of mortgaged vessels by outstanding amount of loans before November 2013																																																																										1.3							1.3							1.3						3.0								3.0
Required ratio of mortgaged vessels by outstanding amount of loans after November 2013																																																																										1.6							1.6							1.6						1.6								1.6
Required debt to equity ratio per financial covenants																																																																										2.0			1.4				2.0			1.4							1.4			2.0								2.0
Required historical debt service coverage ratio																																1.5																																										1.0			1.3				1.0			1.3							1.3			1.2								1.2																			1.25
Aggregate market value of pledge security for the first two years																																																																																																																				142.85%
Aggregate market value of pledge security For period thereafter																																																																																																																				150.00%
Consolidated tangible asset net worth period December 31, 2012 until September 30, 2013																																																																																																																				10,000,000
Consolidated tangible asset net worth from September 30, 2013																																																																																																																				$ 20,000,000
Required net income (in hundredths)																																																																																																																				50.00%
Period of debt service considered for liquidity required																																																																																																																				6 months
Required current ratio per financial covenants																																																																													1.0							1.0							1.0